NOTE 14: EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share option transactions

Share option transactions and the number of share options outstanding during the years ended December 31, 2018 and 2017, are summarized as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2015	–	–
Granted	1,250,000	C$0.10
Outstanding, December 31, 2016	1,250,000	C$0.10
Granted	2,050,000	C$0.10
Outstanding, December 31, 2017	3,300,000	C$0.10
Granted	4,300,000	C$0.38
Outstanding, December 31, 2018	7,600,000	C$0.25
Exercisable, December 31, 2018	5,650,000	C$0.30

Share options outstanding and exercisable

Share options outstanding and exercisable at December 31, 2018, are as follows:

Exercise price (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average life of options (years)
0.10	3,300,000	0.10	2.55	1,600,000	0.10	2.95
0.26	450,000	0.26	4.80	200,000	0.26	4.80
0.38	3,850,000	0.38	4.40	3,850,000	0.38	4.40
	7,600,000	0.25	3.85	5,650,000	0.30	4.00

Disclosure of detailed information about Share options assumptions
	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	2.19% - 2.37%	0.76%	–
Expected life	5 years	5 years	–
Expected volatility	100.0%	100.0%	–
Forfeiture rate	0.0%	0.0%	–
Dividend rate	0.0%	0.0%	–

Disclosure of detailed information about Share purchase warrants

Share purchase warrant transactions and the number of share purchase warrants outstanding during the years ended December 31, 2018 and 2017, are summarized as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2017, 2016 and 2015	–	–
Granted (1)	627,378	C$0.31
Outstanding, December 31, 2018	627,378	C$0.31
Exercisable, December 31, 2018	627,378	C$0.31

(1)	On April 23, 2018, as part of the Transaction, the Company issued 627,378 share purchase warrants to agents involved in the transaction. The share purchase warrants have an exercise price of $0.24 (C$0.31).

Disclosure of detailed information about Fair value of share purchase warrants
The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	1.87%	–	–
Expected life	2 years	–	–
Expected volatility	100.0%	–	–
Forfeiture rate	0.0%	–	–
Dividend rate	0.0%	–	–